Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000115777 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000115777 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115777 | SPX P6100_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000115777 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115777 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115777 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115777 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115777 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115777 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115777 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000115777 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	92.90%
C000115777 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115777 | Index OptionSPX P5525_20250721_L_GS
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115777 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115777 | SPXWP5600_20250902_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115777 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000115778 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000115778 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115778 | SPX P6100_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000115778 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115778 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115778 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115778 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115778 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115778 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115778 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000115778 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	92.90%
C000115778 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115778 | Index OptionSPX P5525_20250721_L_GS
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115778 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115778 | SPXWP5600_20250902_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115778 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000115779 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000115779 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115779 | SPX P6100_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000115779 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115779 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115779 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115779 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115779 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115779 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115779 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000115779 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	92.90%
C000115779 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115779 | Index OptionSPX P5525_20250721_L_GS
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115779 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115779 | SPXWP5600_20250902_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115779 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000205842 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000205842 | SPX C6900_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205842 | SPX P5750_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205842 | 31846V336 | First American Government Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205842 | | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205842 | SPXWP5720_20250902_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205842 | SPXWP5530_20250902_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205842 | SPX P5675_20250721_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | SPX P5525_20250721_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205842 | SPX P5595_20250818_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205842 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205842 | Index OptionSPX P5525_20250721_L_GS
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205842 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	88.00%
C000205842 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205842 | SPX C7500_20261221_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205842 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000205843 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000205843 | SPX C6900_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205843 | SPX P5750_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205843 | 31846V336 | First American Government Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205843 | | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205843 | SPXWP5720_20250902_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205843 | SPXWP5530_20250902_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205843 | SPX P5675_20250721_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | SPX P5525_20250721_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205843 | SPX P5595_20250818_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205843 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205843 | Index OptionSPX P5525_20250721_L_GS
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205843 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	88.00%
C000205843 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205843 | SPX C7500_20261221_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205843 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000205844 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000205844 | SPX C6900_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205844 | SPX P5750_20261221_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205844 | 31846V336 | First American Government Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205844 | | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205844 | SPXWP5720_20250902_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205844 | SPXWP5530_20250902_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205844 | SPX P5675_20250721_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | SPX P5525_20250721_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205844 | SPX P5595_20250818_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205844 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205844 | Index OptionSPX P5525_20250721_L_GS
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205844 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	88.00%
C000205844 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205844 | SPX C7500_20261221_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205844 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	92.40%